Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIDELITY CONCORD STREET TRUST
Prospectus Date	rr_ProspectusDate	Dec. 11, 2012
Inst Adv Inst | Spartan 500 Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	fcst1_SupplementTextBlock

Supplement to the
Spartan® 500 Index Fund
Institutional Class and Fidelity Advantage® Institutional Class
April 28, 2012
Prospectus

Effective January 1, 2013, the following information replaces the similar information under the heading "Fee Table" in the "Fund Summary" section on page 3.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Institutional Class

Fidelity Advantage® Institutional Class

Management fee	0.025%	0.025%
Distribution and/or Service (12b-1) fees	None	None
Other expenses	0.025%	0.000%
Total annual operating expenses	0.050%	0.025%
Fee waiver and/or expense reimbursementA	0.010%	0.005%
Total annual operating expenses after fee waiver and/or expense reimbursement	0.040%	0.020%

A Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Institutional Class and Fidelity Advantage Institutional Class of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 0.04% and 0.02%, respectively. These arrangements will remain in effect through April 30, 2014. FMR may not terminate these arrangements before the expiration date without the approval of the Board of Trustees.

Effective January 1, 2013, the following information replaces the similar information under the heading "Fee Table" in the "Fund Summary" section on page 4.

Institutional Class

Fidelity Advantage Institutional Class

1 year	$ 4	$ 2
3 years	$ 15	$ 7
5 years	$ 27	$ 13
10 years	$ 63	$ 31